SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND (the “Real Estate Fund”) SUMMARY SECTION
Investment Objective:
The Real Estate Fund seeks to provide current income and growth of capital.
Fees and Expenses of the Real Estate Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Real Estate Fund. You may qualify for sales charge discounts if you invest at least $100,000 in the Spirit of America Funds. More information about these and other discounts is available from your financial professional and in “Additional Information About How to Purchase Shares” on page 34 of the Real Estate Fund’s prospectus and “How to Purchase Shares” on page 23 of the Real Estate Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[1]	1.00%
[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on redemptions of Real Estate Fund Class A shares that were purchased within one year of the redemption date where an indirect commission was paid.

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND Class A
Management Fees	0.97%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	1.56%

Example:
This Example is intended to help you compare the cost of investing in the Real Estate Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Real Estate Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND Class A Shares	675	992	1,330	2,284

You would pay the same amount of expenses if you did not redeem your shares.
Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND Class A Shares	675	992	1,330	2,284

Portfolio Turnover:
The Real Estate Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Real Estate Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Real Estate Fund’s performance. During the most recent fiscal year, the Real Estate Fund’s portfolio turnover rate was 43% of the average value of its portfolio.
Principal Investment Strategy:
The Real Estate Fund invests primarily in real estate investment trusts (REITs) with successful track records. REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate-related loans or interests.

The Real Estate Fund intends to invest, under normal circumstances, at least 80% of its total assets in equity REITs and the equity securities of real estate industry companies. The Real Estate Fund looks for stock where the price is low relative to the underlying value of the company and its real estate. The Real Estate Fund evaluates price/earnings ratios to attempt to identify those REITs which have strong underlying value; selects REITs paying high dividends in comparison to other REITs; evaluates earnings and dividend growth potential and continuously monitors interest rates, occupancies, rental income and new construction.

The Real Estate Fund may also invest in mortgage-backed securities, investment-grade taxable municipal obligations, master limited partnerships (“MLPs”) and short-term investments.
Principal Risks of Investing in the Real Estate Fund:
Any investment involves risk. The risks associated with an investment in the Real Estate Fund include:

  The cyclical nature of the real estate industry subjects real estate and real estate related securities held by the Real Estate Fund to any market or economic condition, such as changes in real estate values, interest rates, cash flow of underlying real estate assets and occupancy rates, that may affect the value of real estate (up or down).

  REIT securities may be more volatile in price than the securities of larger market capitalization companies.

  Mortgage-backed securities are subject to prepayment or non-payment on the underlying mortgage.

  Investment-grade taxable municipal obligations may be downgraded after the Real Estate Fund invests in them. In addition, their prices will fall as interest rates rise, and rise as interest rates fall.

  Short-term investments carry the risk that a greater rate of return may have been earned on an investment more consistent with the Real Estate Fund's investment objectives. Their prices will fluctuate as interest rates fluctuate.

  The Real Estate Fund concentrates in real estate and real estate related securities and the real estate sector may underperform in comparison with other investment sectors.

  The stocks purchased by the Real Estate Fund may not appreciate in value as the Fund's investment adviser, Spirit of America Management Corp. (the "Adviser"), anticipates.

  The potential loss of your investment in the Real Estate Fund if the Real Estate Fund depreciates in value.

  Investing in MLPs involves risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP's general partner, cash flow risks, dilution risks and risks related to the general partner's limited call right, as described in more detail in the prospectus.

Suitability: An investment in the Real Estate Fund may be suitable for long-term investors who wish to invest a portion of their overall equity portfolio in a mutual fund that invests primarily in REITs. Investors should be willing to accept the potential volatility of such investments and the risks of a fund that concentrates in a single industry.
Performance Information:
The bar chart and performance table below illustrate the risks of investing in the Real Estate Fund by showing changes in the Real Estate Fund’s performance from year to year and by showing how the Real Estate Fund’s average annual total returns compare with those of a broad measure of market performance. The Real Estate Fund’s past performance (before and after taxes) does not necessarily indicate how the Real Estate Fund will perform in the future.

The bar chart shows the changes in the annual total returns for each of the last ten calendar years for the Real Estate Fund’s Class A shares. Sales loads and account fees are not reflected in the bar chart; if they were, returns would be less than those shown.
Annual Returns (%)

Best Quarter 36.99% in the quarter ended September 30, 2009 Worst Quarter (43.87)% in the quarter ended December 31, 2008
The performance table shows how the Real Estate Fund’s average annual returns compare with those of its benchmark, the MSCI US REIT Index.
PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2014)
Average Annual Total Returns SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND		1 Year	5 Years	10 Years
Class A		22.73%	14.33%	3.45%
Class A Return After Taxes on Distributions	[1][2]	22.00%	13.89%	2.41%
Class A Return After Taxes on Distributions and Sale of Fund Shares	[1][2]	12.84%	11.32%	2.41%
MSCI US REIT Index		30.37%	17.05%	8.31%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
[2]	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.